Long Term Debt Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Revolving credit facility:	$ 706,800	$ 608,500
8.375% Senior Notes due 2019	51,120	51,120
Unamortized bond discount	(440)	(503)
Senior Notes	50,680	50,617
Long-term debt	$ 757,480	$ 659,117